Capital Structure (Tables)	6 Months Ended
Jun. 30, 2022
Capital Structure [Abstract]
Outstanding Warrants
As of June 30, 2022, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	273,046
Class E	8,532,713
Representative Warrants	110,281
Total	8,916,040